Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000238108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar Aggressive Value ETF
Without Sales Load [Member] | C000238108
Average Annual Return [Line Items]
Average Annual Return, Percent	26.16%	10.24%	6.13%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	30.98%	10.14%	8.87%